INCOME TAX BENEFIT - Narrative (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2023	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax rate	0.00%	0.00%	0.00%	0.00%
Valuation allowance	$ 7,944		$ 19,752
Unrecognized tax benefits	$ 0		$ 0